Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Schedule of estimated useful lives of finite lived intangible assets	Intangible assets are amortized on a straight-line basis over the following estimated useful lives:

Asset class	Estimated useful life
Non-compete agreements	1-15 years
Trade names	1-20 years
Intellectual property and know-how	5-15 years
Licenses and service agreements	5-30 years